Segmental analysis	12 Months Ended
Dec. 31, 2017
Segmental analysis
Segmental analysis

37 Segmental analysis

(a) Reportable segments

The directors manage RBS primarily by class of business and present the segmental analysis on that basis. This includes the review of net interest income for each class of business - interest receivable and payable for all reportable segments is therefore presented net. Segments charge market prices for services rendered between each other; funding charges between segments are determined by RBS Treasury, having regard to commercial demands. The segment performance measure is operating profit/(loss).

Segmental reorganisation and business transfers

RBS continues to deliver on its plan to build a strong, simple and fair bank for both customers and shareholders. To support this, and in preparation for the UK ring-fencing regime, the previously reported operating segments were realigned in Q4 2017 and a number of business transfers completed.

Segmental reorganisation

The previously reported operating segments are now realigned and comparatives have been re-presented as follows:

•	The former Williams & Glyn reportable operating segment has been integrated into the UK PBB reportable segment;
•

The former Capital Resolution reportable operating segment has been integrated into the NatWest Markets reportable segment, with the exception of the costs in relation to the RMBS claims, which have been transferred to the Central & other items reportable segment;

•	The RBSI reportable operating segment is no longer presented within the CPB franchise.

Business transfers

On 1 October 2017 the following changes were made to RBS’s businesses, which impacts its financial reporting but where comparatives have not been re-presented:

•	Shipping and other activities, which were formerly in Capital Resolution, were transferred from the NatWest Markets reportable segment to the Commercial Banking reportable segment.
•	UK PBB Collective Investment Funds (CIFL) business was transferred to the Private Banking reportable segment in order to better serve customers.
•

The RBS International (RBSI) reportable operating segment was aligned to the legal entity The Royal Bank of Scotland International (Holdings) Limited. This predominantly involved transfers from Private Banking, and Services and Functions within Central items & other in preparation for the implementation of the UK ring-fencing regime.

•

Commercial Banking whole business securitisations and relevant financial institutions (RFI) were transferred to NatWest Markets during December 2017. RFIs are prohibited from being within the ring-fence due to their nature and exposure to global financial markets. The move is in preparation for the implementation of the UK ring-fencing regime.

Reportable operating segments

Following the changes detailed the reportable operating segments are as follows:

Personal & Business Banking (PBB) comprises two reportable segments: UK Personal & Business Banking (UK PBB) and Ulster Bank RoI. UK PBB serves individuals and mass affluent customers in the UK together with small businesses (generally up to £2 million turnover). UK PBB includes Ulster Bank customers in Northern Ireland. Ulster Bank RoI serves individuals and businesses in the Republic of Ireland (RoI).

Commercial & Private Banking (CPB) comprises two reportable segments: Commercial Banking and Private Banking. Commercial Banking serves commercial and corporate customers in the UK and Western Europe. Private Banking serves UK connected high net worth individuals.

RBS International (RBSI) serves retail, commercial, corporate and financial institution customers in Jersey, Guernsey, Isle of Man and Gibraltar and financial institution customers in Luxembourg and London.

NatWest Markets offers corporate and institutional customers global market access, providing them with trading, risk management and financing solutions through its trading and sales operations in London, Singapore and Stamford and sales offices in Dublin, Hong Kong and Tokyo.

Central items & other includes corporate functions, such as RBS treasury, finance, risk management, compliance, legal, communications and human resources. Central functions manages RBS capital resources and RBS-wide regulatory projects and provides services to the reportable segments. Balances in relation to legacy litigation issues and the international private banking business are included in Central items in the relevant periods.

Allocation of central balance sheet items

RBS allocates all central costs relating to Services and Functions to the business using appropriate drivers, these are reported as indirect costs in the segmental income statements. Assets (and risk-weighted assets) held centrally, mainly relating to RBS Treasury, are allocated to the business using appropriate drivers.

	Net				Depreciation	Impairment
	interest	Non-interest	Total	Operating	and	(losses)/	Operating
	income	income	income	expenses	amortisation	releases	profit/(loss)
2017	£m	£m	£m	£m	£m	£m	£m
UK Personal & Business Banking	5,130	1,347	6,477	(3,829)	—	(235)	2,413
Ulster Bank RoI	421	183	604	(676)	—	(60)	(132)

Personal & Business Banking	5,551	1,530	7,081	(4,505)	—	(295)	2,281

Commercial Banking	2,286	1,198	3,484	(1,870)	(144)	(362)	1,108
Private Banking	464	214	678	(529)	—	(6)	143

Commercial & Private Banking	2,750	1,412	4,162	(2,399)	(144)	(368)	1,251

RBS International	325	64	389	(217)	(2)	(3)	167
NatWest Markets	203	847	1,050	(2,250)	49	174	(977)
Central items & other	158	293	451	(222)	(711)	(1)	(483)

Total	8,987	4,146	13,133	(9,593)	(808)	(493)	2,239

2016*
UK Personal & Business Banking	4,945	1,182	6,127	(4,278)	2	(125)	1,726
Ulster Bank RoI	409	167	576	(669)	—	113	20

Personal & Business Banking	5,354	1,349	6,703	(4,947)	2	(12)	1,746

Commercial Banking	2,143	1,272	3,415	(2,324)	(143)	(206)	742
Private Banking	449	208	657	(549)	—	3	111

Commercial & Private Banking	2,592	1,480	4,072	(2,873)	(143)	(203)	853

RBS International	303	71	374	(174)	—	(10)	190
NatWest Markets	343	869	1,212	(2,810)	(14)	(253)	(1,865)
Central items & other	116	113	229	(4,612)	(623)	—	(5,006)

Total	8,708	3,882	12,590	(15,416)	(778)	(478)	(4,082)

2015*
UK Personal & Business Banking	4,810	1,223	6,033	(4,564)	—	(8)	1,461
Ulster Bank RoI	365	185	550	(429)	—	141	262

Personal & Business Banking	5,175	1,408	6,583	(4,993)	—	133	1,723

Commercial Banking	1,997	1,257	3,254	(1,780)	(141)	(69)	1,264
Private Banking	436	208	644	(1,101)	—	(13)	(470)

Commercial & Private Banking	2,433	1,465	3,898	(2,881)	(141)	(82)	794

RBS International	303	64	367	(160)	—	—	207
NatWest Markets	452	1,614	2,066	(5,226)	(15)	730	(2,445)
Central items & other	404	(395)	9	(1,913)	(1,024)	(54)	(2,982)

Total	8,767	4,156	12,923	(15,173)	(1,180)	727	(2,703)

* Re-presented to reflect the segmental reorganisation.

	2017			2016*			2015*
		Inter			Inter			Inter
	External	segment	Total	External	segment	Total	External	segment	Total
Total income	£m	£m	£m	£m	£m	£m	£m	£m	£m
UK Personal & Business Banking	6,465	12	6,477	6,115	12	6,127	5,989	44	6,033
Ulster Bank RoI	609	(5)	604	584	(8)	576	569	(19)	550

Personal & Business Banking	7,074	7	7,081	6,699	4	6,703	6,558	25	6,583

Commercial Banking	3,851	(367)	3,484	3,787	(372)	3,415	3,619	(365)	3,254
Private Banking	594	84	678	554	103	657	534	110	644

Commercial & Private Banking	4,445	(283)	4,162	4,341	(269)	4,072	4,153	(255)	3,898

RBS International	281	108	389	239	135	374	200	167	367
NatWest Markets	1,077	(27)	1,050	1,296	(84)	1,212	2,190	(124)	2,066
Central items & other	256	195	451	15	214	229	(178)	187	9

Total	13,133	—	13,133	12,590	—	12,590	12,923	—	12,923

	2017			2016*			2015*
		Inter			Inter			Inter
	External	segment	Total	External	segment	Total	External	segment	Total
Total revenue	£m	£m	£m	£m	£m	£m	£m	£m	£m
UK Personal & Business Banking	7,348	44	7,392	7,197	52	7,249	7,164	51	7,215
Ulster Bank RoI	676	(4)	672	660	1	661	640	15	655

Personal & Business Banking	8,024	40	8,064	7,857	53	7,910	7,804	66	7,870

Commercial Banking	3,590	74	3,664	3,638	68	3,706	3,482	42	3,524
Private Banking	585	143	728	567	172	739	577	191	768

Commercial & Private Banking	4,175	217	4,392	4,205	240	4,445	4,059	233	4,292

RBS International	309	119	428	313	156	469	275	177	452
NatWest Markets	1,408	809	2,217	1,708	1,539	3,247	3,097	2,913	6,010
Central items & other	2,147	(1,185)	962	1,862	(1,988)	(126)	1,655	(3,389)	(1,734)

Total	16,063	—	16,063	15,945	—	15,945	16,890	—	16,890

* Re-presented to reflect the segmental reorganisation.

	2017			2016*			2015*

			Cost to			Cost to			Cost to
			acquire fixed			acquire fixed			acquire fixed
			assets and			assets and			assets and
			intangible			intangible			intangible
	Assets	Liabilities	assets	Assets	Liabilities	assets	Assets	Liabilities	assets
	£m	£m	£m	£m	£m	£m	£m	£m	£m
UK Personal & Business Banking	190,636	183,410	—	181,357	173,040	—	167,959	164,830	—
Ulster Bank RoI	24,564	19,853	—	24,111	19,299	—	21,264	15,837	—

Personal & Business Banking	215,200	203,263	—	205,468	192,339	—	189,223	180,667	—

Commercial Banking	149,545	105,144	208	150,453	104,441	288	133,546	94,619	214
Private Banking	20,290	27,049	2	18,578	26,673	—	17,022	23,257	—

Commercial & Private Banking	169,835	132,193	210	169,031	131,114	288	150,568	117,876	214

RBS International	25,867	29,077	12	23,420	25,280	—	23,130	21,398	—
NatWest Markets	277,886	248,553	4	372,496	340,471	6	416,748	380,059	29
Central items & other	49,268	75,877	1,275	28,241	60,048	1,098	35,739	61,261	1,227

Total	738,056	688,963	1,501	798,656	749,252	1,392	815,408	761,261	1,470

*Re-presented to reflect the segmental reorganisation.

Segmental analysis of goodwill is as follows, there was no movements in goodwill in 2016 or 2017.

	UK Personal
	& Business	Commercial	RBS
	Banking	Banking	International	Total
	£m	£m	£m	£m
At 1 January 2016 and 31 December 2016	3,351	1,907	300	5,558
At 1 January 2017 and 31 December 2017	3,351	1,907	300	5,558

(b) Geographical segments

The geographical analysis in the tables below has been compiled on the basis of location of office where the transactions are recorded.

	UK	USA	Europe	RoW	Total
2017	£m	£m	£m	£m	£m
Total revenue	15,011	192	655	205	16,063

Net interest income	8,611	(4)	346	34	8,987
Net fees and commissions	2,192	97	113	53	2,455
Income from trading activities	570	83	(24)	5	634
Other operating income	806	22	121	108	1,057

Total income	12,179	198	556	200	13,133

Operating profit/(loss) before tax	3,230	(580)	(485)	74	2,239
Total assets	662,314	38,485	34,280	2,977	738,056
Of which total assets held for sale	182	10	3	—	195
Total liabilities	626,103	36,564	25,171	1,125	688,963
Of which total liabilities held for sale	—	10	—	—	10
Net assets attributable to equity owners and non-controlling interests	36,211	1,921	9,109	1,852	49,093
Contingent liabilities and commitments	128,127	78	7,823	22	136,050
Cost to acquire property, plant and equipment and intangible assets	1,479	1	11	10	1,501

2016

Total revenue	14,606	264	738	337	15,945

Net interest income	8,243	82	302	81	8,708
Net fees and commissions	2,287	9	175	64	2,535
Income from trading activities	790	159	18	7	974
Other operating income	261	(40)	9	143	373

Total income	11,581	210	504	295	12,590

Operating (loss)/profit before tax	(2,214)	(1,652)	(266)	50	(4,082)
Total assets	715,685	44,447	32,142	6,382	798,656
Of which total assets held for sale	—	13	—	—	13
Total liabilities	675,089	44,513	26,311	3,339	749,252
Of which total liabilities held for sale	—	15	—	—	15
Net assets attributable to equity owners and non-controlling interests	40,596	(66)	5,831	3,043	49,404
Contingent liabilities and commitments	141,963	639	8,038	51	150,691
Cost to acquire property, plant and equipment and intangible assets	1,323	3	54	12	1,392

2015

Total revenue	14,724	315	1,247	604	16,890

Net interest income	7,947	162	407	251	8,767
Net fees and commissions	2,377	139	334	83	2,933
Income from trading activities	942	44	85	(11)	1,060
Other operating income	102	(118)	34	145	163

Total income	11,368	227	860	468	12,923

Operating (loss)/profit before tax	(87)	(2,723)	261	(154)	(2,703)
Total assets	673,409	77,514	42,133	22,352	815,408
Of which total assets held for sale	—	15	1,251	2,220	3,486
Total liabilities	630,818	75,971	34,942	19,530	761,261
Of which total liabilities held for sale	—	16	418	2,546	2,980
Net assets attributable to equity owners and non-controlling interests	42,591	1,543	7,191	2,822	54,147
Contingent liabilities and commitments	127,781	9,729	14,961	1,281	153,752
Cost to acquire property, plant and equipment and intangible assets	1,331	70	36	33	1,470